Income Taxes - Components of Income Tax (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Capital-loss carry forward	$ 3,500
Other reserves and allowances	21	$ 16
Total deferred-tax assets	15,068	11,151
Valuation allowance	(15,068)	(11,151)
Net deferred-tax assets	0	0
Israeli Subsidiary [Member]
Deferred tax assets
Net-operating-loss carry forward	10,085	6,230
Capital-loss carry forward	881	294
Maltese subsidiary [Member]
Deferred tax assets
Net-operating-loss carry forward	$ 4,081	$ 4,611